OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER CURRENT ASSETS
Summary of other current assets

	December 31,	December 31,	December 31,
	2022	2021	2020
Deferred VAT	3,134,708	2,431,342	891,875
Prepayments	297,319	167,165	372,638
Other	135,302	11,429	4,754
Total	3,567,329	2,609,936	1,269,267